united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Day Hagan Tactical Allocation Fund

Day Hagan Tactical Dividend Fund

December 31, 2016

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

1-877-329-4246

Day Hagan Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, as compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception ^	Since Inception ^^
Day Hagan Tactical Allocation Fund Class A	4.81%	4.33%	0.83%	5.03%	4.43%	N/A
Day Hagan Tactical Allocation Fund Class A with load	(1.22)%	(1.65)%	(1.15)%	3.79%	3.58%	N/A
Day Hagan Tactical Allocation Fund Class C	4.37%	3.57%	0.07%	4.25%	3.65%	N/A
Day Hagan Tactical Allocation Fund Class I	4.88%	4.69%	N/A	N/A	N/A	0.57%
MSCI World Index **	5.93%	5.32%	1.78%	8.17%	6.62%	(0.08)%
Day Hagan Tactical Allocation Blended Index ***	2.20%	4.14%	2.35%	5.52%	5.29%	0.98%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.35% through October 31, 2017. Without these waivers, the Fund’s total annual operating expenses would be 2.04% for Class A shares, 2.79% for Class C shares and 1.79% for Class I shares per the latest prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The MSCI World Index is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets.

***	The Day Hagan Tactical Allocation Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.

^	Inception date is October 30, 2009.

^^	Inception date is July 1, 2014.

Holdings by Industry on December 31, 2016	% of Net Assets
Equity Funds	63.0%
Debt Funds	20.7%
Commodity Funds	2.0%
Other / Cash & Cash Equivalents	14.3%
100.0%

Please refer to the Portfolio of Investments in this semi annual report for a detailed analysis of the Fund’s holdings.

Day Hagan Tactical Dividend Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, as compared to its benchmarks:

	6 Month Return	1 Year Return	Since Inception****
Day Hagan Tactical Dividend Fund Class A	3.28%	10.45%	5.71%
Day Hagan Tactical Dividend Fund Class A with load	(2.69)%	4.14%	3.24%
Day Hagan Tactical Dividend Fund Class C	2.96%	9.58%	4.90%
Day Hagan Tactical Dividend Fund Class I	3.53%	10.81%	6.01%
Russell 1000 Value Total Return**	10.39%	17.34%	6.73%
S&P 500 Total Return Index ***	7.82%	11.96%	7.41%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.35% through October 31, 2017. Without these waivers, The Fund’s total annual operating expenses would be 1.72% for Class A shares, 2.47% for Class C shares and 1.47% for Class I shares per the latest prospectus .For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The Russell 1000 Value Total Return Index measures the performance of the largest 1000 U.S. companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

***	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

****	Inception date is July 1, 2014.

Holdings by Industry on December 31, 2016	% of Net Assets
Diversified Financial Services	14.5%
Transportation	13.3%
Pharmaceuticals	11.2%
Retail	10.9%
Software	10.5%
Oil & Gas	9.9%
Healthcare-Products	3.0%
Media	2.4%
Computers	2.1%
Other / Cash & Cash Equivalents	22.2%
100.0%

Please refer to the Portfolio of Investments in this semi annual report for a detailed analysis of the Fund’s holdings.

Day Hagan Tactical Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Fair Value

	EXCHANGE-TRADED FUNDS - 85.7%
	COMMODITY FUNDS - 2.0%
6,200	SPDR Gold Shares+	$679,582

	DEBT FUNDS - 20.7%
11,114	First Trust Enhanced Short Maturity ETF	666,062
58,706	iShares Core U.S. Aggregate Bond ETF	6,343,771
		7,009,833
	EQUITY FUNDS - 63.0%
52,112	iShares Russell 1000 Growth ETF	5,466,548
61,800	iShares Russell 1000 Value ETF	6,923,454
21,687	iShares Russell 2000 Value ETF	2,579,452
37,300	iShares MSCI All Country	2,048,889
68,300	Vanguard FTSE Emerging Markets ETF	2,443,774
40,150	Vanguard FTSE Europe ETF	1,924,791
		15,920,360

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,817,784)	23,609,775

Contracts**
	SCHEDULE OF PUT OPTIONS PURCHASED - 3.2% +
75	S&P 500 Index
	Expiration December 2017, Exercise Price $2,225	1,076,625
	TOTAL PUT OPTIONS PURCHASED (Cost $1,095,131)	1,076,625

Shares
	SHORT-TERM INVESTMENTS - 11.6%
3,943,280	Morgan Stanley Institutional Liquidity Funds - Government Portfolio Institutional Class, 0.44%*	3,943,280
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,943,280)	3,943,280

	TOTAL INVESTMENTS - 100.5% (Cost $32,856,195) (a)	$28,629,680
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	5,299,943
	TOTAL NET ASSETS - 100.0%	$33,929,623

ETF - Exchange-Traded Fund

+	Non-income producing security

*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

**	One contract is equivalent to 100 shares of common stock.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $32,856,195 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,322,162
Unrealized Depreciation:	(82,129)
Net Unrealized Appreciation:	$1,240,033

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Fair Value

	COMMON STOCK - 77.8%
	COMPUTERS - 2.1%
20,438	International Business Machines Corp.	$3,392,504

	DIVERSIFIED FINANCIAL SERVICE - 14.5%
87,180	Franklin Resources, Inc.	3,450,584
133,602	Invesco, Ltd.	4,053,485
48,644	Mastercard, Inc.	5,022,493
42,991	T Rowe Price Group, Inc.	3,235,503
54,149	Visa, Inc.	4,224,705
204,062	Waddell & Reed Financial, Inc.	3,981,250
		23,968,020
	HEALTHCARE-PRODUCTS - 3.0%
122,182	Patterson Cos., Inc.	5,013,127

	MEDIA - 2.4%
23,835	FactSet Research Systems, Inc.	3,895,354

	OIL & GAS - 9.9%
29,446	Chevron Corp.	3,465,794
55,389	Exxon Mobil Corp.	4,999,411
65,262	Occidental Petroleum Corp.	4,648,612
39,060	Schlumberger, Ltd.	3,279,087
		16,392,904
	PHARMACEUTICALS - 11.2%
63,498	AmerisourceBergen Corp.	4,964,909
64,674	Cardinal Health, Inc.	4,654,588
28,744	McKesson Corp.	4,037,095
136,998	Owens & Minor, Inc.	4,834,659
		18,491,251
	RETAIL - 10.9%
25,752	Costco Wholesale Corp	4,123,153
92,137	Kohl’s Corp	4,549,725
64,851	Target Corp	4,684,188
67,775	Wal-Mart Stores, Inc.	4,684,608
		18,041,674

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Fair Value
	SOFTWARE - 10.5%
131,239	CA, Inc.	$4,169,463
46,207	Jack Henry & Associates, Inc.	4,102,257
82,603	Microsoft Corp.	5,132,950
100,507	Oracle Corp.	3,864,494
		17,269,164
	TRANSPORTATION - 13.3%
82,079	CH Robinson Worldwide, Inc.	6,013,108
93,264	Expeditors International of Washington, Inc.	4,939,261
26,455	FedEx Corp	4,925,921
52,308	United Parcel Service, Inc.	5,996,589
		21,874,879

	TOTAL COMMON STOCK ( Cost - $122,347,677)	128,338,877

	SHORT-TERM INVESTMENTS -22.1%
36,418,727	Morgan Stanley Institutional Liquidity Funds, Government Portfolio Institutional Class, 0.44%*	36,418,727
	TOTAL SHORT-TERM INVESTMENTS (Cost $36,418,727)	36,418,727

	TOTAL INVESTMENTS - 99.9% (Cost $158,766,404) (a)	$164,757,604
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	172,827
	TOTAL NET ASSETS - 100.0%	$164,930,431

*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $158,847,341 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$7,084,116
Unrealized Depreciation:	(1,173,853)
Net Unrealized Appreciation:	$5,910,263

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2016

	Tactical	Tactical
	Allocation Fund	Dividend Fund
ASSETS
Investment securities:
At cost	$32,856,195	$158,766,404
At value	$34,096,228	$164,757,604
Receivable for Fund shares sold	—	216,833
Dividends and interest receivable	959	174,583
Prepaid expenses and other assets	9,567	38,029
TOTAL ASSETS	34,106,754	165,187,049

LIABILITIES
Distribution (12b-1) fees payable	105,768	23,161
Payable for Fund shares repurchased	—	21,857
Investment management fees payable	44,267	163,940
Fees payable to other affiliates	3,569	41,778
Accrued expenses and other liabilities	29,527	5,882
TOTAL LIABILITIES	177,131	256,618
NET ASSETS	$33,929,623	$164,930,431

Composition of Net Assets:
Paid in capital	$33,099,029	$158,636,895
Accumulated net investment income (loss)	21,180	(19,268)
Accumulated net realized gain (loss) from investment transactions	(430,619)	321,604
Net unrealized appreciation on investments	1,240,033	5,991,200
NET ASSETS	$33,929,623	$164,930,431

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2016

	Tactical	Tactical
	Allocation Fund	Dividend Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$11,674,767	$28,957,955
Shares of beneficial interest outstanding (a)	1,030,792	2,589,307
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$11.33	$11.18
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$12.02	$11.86

Class C Shares:
Net Assets	$6,550,290	$18,925,731
Shares of beneficial interest outstanding (a)	609,894	1,719,884
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$10.74	$11.00

Class I Shares:
Net Assets	$15,704,566	$117,046,745
Shares of beneficial interest outstanding (a)	1,380,594	10,433,576
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.38	$11.22

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investment in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	Redemptions made within 30 days of purchased may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2016

	Tactical	Tactical
	Allocation Fund	Dividend Fund
INVESTMENT INCOME
Dividends	$394,459	$1,402,478
Interest	6,233	48,953
TOTAL INVESTMENT INCOME	400,692	1,451,431

EXPENSES
Investment management fees	187,874	734,421
Distribution (12b-1) fees:
Class A	18,417	28,595
Class C	35,175	87,645
Registration fees	24,387	18,400
Administration fees and expenses	18,424	95,475
MFund Service fees	15,986	85,152
Non 12b-1 shareholder servicing fees	9,890	11,563
Printing and postage expenses	8,547	8,547
Trustees fees and expenses	7,238	7,238
Audit Fees	6,661	6,536
Legal Fees	6,536	6,536
Compliance officer fees	6,534	9,781
Custodian fees	3,317	4,524
Insurance expense	1,104	2,760
Other expenses	2,061	2,061
TOTAL EXPENSES	352,151	1,109,234

Less: Fees waived by the Manager	(45,074)	(1,131)
NET EXPENSES	307,077	1,108,103

NET INVESTMENT INCOME	93,615	343,328

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	1,330,681	873,487
Net change in unrealized appreciation on investments	337,869	3,569,036

NET REALIZED GAIN FROM INVESTMENTS	1,668,550	4,442,523

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,762,165	$4,785,851

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	For the
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
FROM OPERATIONS
Net investment gain (loss)	$93,615	$(72,435)
Net realized gain (loss) from investments	1,330,681	(1,761,301)
Net change in unrealized appreciation on investments	337,869	191,970
Net increase (decrease) in net assets resulting from operations	1,762,165	(1,641,766)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(413,228)
Class C	—	(99,259)
Class I	—	(12,251)
Total distributions to shareholders	—	(524,738)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	396,171	1,562,245
Class C	449,585	938,453
Class I	664,801	15,151,790
Net asset value of shares issued in reinvestment of distributions:
Class A	—	403,310
Class C	—	99,064
Class I	—	9,045
Payments for shares redeemed:
Class A	(4,986,223)	(24,584,863)
Class C	(1,469,911)	(2,783,964)
Class I	(1,082,964)	(363,584)
Net decrease in net assets from shares of beneficial interest	(6,028,541)	(9,568,504)

TOTAL DECREASE IN NET ASSETS	(4,266,376)	(11,735,008)

NET ASSETS
Beginning of Period	38,195,999	49,931,007
End of Period*	$33,929,623	$38,195,999
* Includes accumulated net investment income (loss) of:	$21,180	$(72,435)

SHARE ACTIVITY
Class A:
Shares Sold	35,434	142,778
Shares Reinvested	—	37,171
Shares Redeemed	(441,924)	(2,286,063)
Net decrease in shares of beneficial interest outstanding	(406,490)	(2,106,114)

Class C:
Shares Sold	42,361	91,424
Shares Reinvested	—	9,553
Shares Redeemed	(138,866)	(268,126)
Net decrease in shares of beneficial interest outstanding	(96,505)	(167,149)

Class I:
Shares Sold	59,270	1,412,659
Shares Reinvested	—	833
Shares Redeemed	(97,056)	(33,616)
Net increase (decrease) in shares of beneficial interest outstanding	(37,786)	1,379,876

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	For the
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
FROM OPERATIONS
Net investment income	$343,328	$254,690
Net realized gain from investments	873,487	541,774
Net change in unrealized appreciation on investments	3,569,036	2,293,100
Net increase in net assets resulting from operations	4,785,851	3,089,564

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(83,590)	—
Class C	(10,127)	—
Class I	(517,681)	(25,118)
From net realized gains:
Class A	(188,723)	(207,495)
Class C	(125,740)	(98,417)
Class I	(769,413)	(377,005)
Total distributions to shareholders	(1,695,274)	(708,035)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	13,397,020	22,386,838
Class C	4,332,994	11,106,608
Class I	34,180,410	81,724,391
Net asset value of shares issued in reinvestment of distributions:
Class A	234,569	180,438
Class C	130,521	98,417
Class I	1,124,692	257,570
Payments for shares redeemed:
Class A	(4,023,020)	(19,861,420)
Class C	(799,693)	(407,437)
Class I	(11,650,317)	(8,170,824)
Net increase in net assets from shares of beneficial interest	36,927,176	87,314,581

TOTAL INCREASE IN NET ASSETS	40,017,753	89,696,110

NET ASSETS
Beginning of Period	124,912,678	35,216,568
End of Period*	$164,930,431	$124,912,678
* Includes accumulated net investment income (loss) of:	$(19,268)	$249,181

SHARE ACTIVITY
Class A:
Shares Sold	1,192,472	2,098,751
Shares Reinvested	20,639	17,638
Shares Redeemed	(360,762)	(1,867,983)
Net increase in shares of beneficial interest outstanding	852,349	248,406

Class C:
Shares Sold	396,117	1,057,309
Shares Reinvested	11,643	9,725
Shares Redeemed	(73,240)	(38,968)
Net increase in shares of beneficial interest outstanding	334,520	1,028,066

Class I:
Shares Sold	3,080,183	7,600,276
Shares Reinvested	99,069	25,104
Shares Redeemed	(1,046,122)	(775,905)
Net increase in shares of beneficial interest outstanding	2,133,130	6,849,475

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	Six Months
	Ended		Year		Year		Year		Year	Year
	December 31, 2016		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013	June 30, 2012
Net asset value, beginning of period	$10.81		$11.30		$11.90		$10.76		$9.94	$11.23
Activity from investment operations:
Net investment loss (5)	0.03		(0.00	) (1)	(0.00	) (1)	(0.00	) (1)	(0.02)	(0.01)
Net realized and unrealized gain (loss) from investments	0.49		(0.36)		(0.05)		1.31		0.86	(0.33)
Total from investment operations	0.52		(0.36)		(0.05)		1.31		0.84	(0.34)
Less distributions from:
Net investment income	—		—		(0.01)		(0.03)		—	(0.01)
Net realized gains	—		(0.13)		(0.54)		(0.14)		(0.02)	(0.94)
Total distributions	—		(0.13)		(0.55)		(0.17)		(0.02)	(0.95)
Net asset value, end of period	$11.33		$10.81		$11.30		$11.90		$10.76	$9.94
Total return (2)	4.81	% (8)	(3.18)%		(0.49)%		12.21%		8.44%	(2.62)%
Net assets, at end of period (000s)	$11,675		$15,542		$40,030		$53,377		$16,365	$16,461
Ratio of gross expenses to average net assets (3)(4)	1.99	% (7)	1.83%		1.71%		1.75%		1.97%	2.00%
Ratio of net expenses to average net assets (4)	1.60	% (7)	1.60%		1.60%		1.60%		1.60%	1.60%
Ratio of net investment income (loss) to average net assets (4)(6)	0.46	% (7)	(0.03%)		(0.02%)		(2.00%)		(0.20)%	(0.06)%
Portfolio Turnover Rate	101	% (8)	59%		120%		206%		533%	297%

(1)	Amount represents less than $0.01 per share.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31, 2016		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
Net asset value, beginning of period	$10.29		$10.84	$11.51	$10.47	$9.75	$11.11
Activity from investment operations:
Net investment loss (4)	(0.01)		(0.09)	(0.09)	(0.08)	(0.10)	(0.08)
Net realized and unrealized gain (loss) from investments	0.46		(0.33)	(0.04)	1.28	0.84	(0.34)
Total from investment operations	0.45		(0.42)	(0.13)	1.20	0.74	(0.42)
Less distributions from:
Net investment income	—		—	—	(0.02)	—	—
Net realized gains	—		(0.13)	(0.54)	(0.14)	(0.02)	(0.94)
Total distributions	—		(0.13)	(0.54)	(0.16)	(0.02)	(0.94)
Net asset value, end of period	$10.74		$10.29	$10.84	$11.51	$10.47	$9.75
Total return (1)	4.37	% (8)	(3.88)%	(1.24)%	11.50%	7.58%	(3.46)%
Net assets, at end of period (000s)	$6,550		$7,270	$9,467	$9,300	$177	$174
Ratio of gross expenses to average net assets (2)(3)	2.74	% (6)	2.58%	2.46%	2.50%	2.72%	2.75%
Ratio of net expenses to average net assets (3)	2.35	% (6)	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment loss to average net assets (3)(5)	(0.29	%) (6)	(0.82%)	(0.80)%	(0.70)%	(0.95)%	(0.82)%
Portfolio Turnover Rate	101	% (7)	59%	120%	206%	533%	297%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Per share amounts calculated using the average shares method.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	Six Months
	Ended		Year	Year
	December 31, 2016		Ended	Ended
	(Unaudited)		June 30, 2016	June 30, 2015
Net asset value, beginning of period	$10.85		$11.29	$11.93 (1)
Activity from investment operations:
Net investment income (loss) (5)	0.05		0.01	(0.01)
Net realized and unrealized gain (loss) from investments	0.48		(0.32)	(0.05)
Total from investment operations	0.53		(0.31)	(0.06)
Less distributions from:
Net investment income	—		—	(0.04)
Net realized gains	—		(0.13)	(0.54)
Total distributions	—		(0.13)	(0.58)
Net asset value, end of period	$11.38		$10.85	$11.29
Total return (2)	4.88	% (8)	(2.74)%	(0.56)%
Net assets, at end of period (000s)	$15,705		$15,384	$435
Ratio of gross expenses to average net assets (3)(4)	1.74	% (7)	1.58%	1.46%
Ratio of net expenses to average net assets (4)	1.35	% (7)	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (4)(6)	0.71	% (7)	0.05%	(0.10%)
Portfolio Turnover Rate	101	% (8)	59%	120%

(1)	The Day Hagan Tactical Allocation Fund Class I shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	Six Months
	Ended		Year	Year
	December 31, 2016		Ended	Ended
	(Unaudited)		June 30, 2016	June 30, 2015
Net asset value, beginning of period	$10.93		$10.68	$10.00 (1)
Activity from investment operations:
Net investment income (5)	0.02		0.05	0.02
Net realized and unrealized gain from investments	0.34		0.36	0.69
Total from investment operations	0.36		0.41	0.71
Less distributions from:
Net investment income	(0.04)		—	(0.01)
Net realized gains	(0.07)		(0.16)	(0.02)
Total distributions	(0.11)		(0.16)	(0.03)
Net asset value, end of period	$11.18		$10.93	$10.68
Total return (2)	3.28	% (8)	3.90%	7.07%
Net assets, at end of period(000s)	$28,958		$18,980	$15,900
Ratio of gross expenses to average net assets (3)(4)	1.64	% (7)	1.70%	2.12%
Ratio of net expenses to average net assets (4)	1.60	% (7)	1.60%	1.60%
Ratio of net investment income to average net assets (4)(6)	0.36	% (7)	0.49%	0.15%
Portfolio Turnover Rate	63	% (8)	73%	93%

(1)	The Day Hagan Tactical Dividend Fund Class A shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
	Six Months
	Ended		Year	Year
	December 31, 2016		Ended	Ended
	(Unaudited)		June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$10.77		$10.61	$10.00
Activity from investment operations:
Net investment loss (5)	(0.02)		(0.03)	(0.06)
Net realized and unrealized gain from investments	0.33		0.35	0.69
Total from investment operations	0.31		0.32	0.63
Less distributions from:
Net investment income	(0.01)		—	—
Net realized gains	(0.07)		(0.16)	(0.02)
Total distributions	(0.08)		(0.16)	(0.02)
Net asset value, end of period	$11.00		$10.77	$10.61
Total return (2)	2.96	% (8)	2.98%	6.28%
Net assets, at end of period (000s)	$18,926		$14,915	$3,790
Ratio of gross expenses to average net assets (3)(4)	2.40	% (7)	2.45%	2.87%
Ratio of net expenses to average net assets (4)	2.35	% (7)	2.35%	2.35%
Ratio of net investment loss to average net assets (4)(6)	(0.38	%) (7)	(0.34%)	(0.57%)
Portfolio Turnover Rate	63	% (8)	73%	93%

(1)	The Day Hagan Tactical Dividend Fund Class C shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	Six Months
	Ended		Year	Year
	December 31, 2016		Ended	Ended
	(Unaudited)		June 30, 2016	June 30, 2015
Net asset value, beginning of period	$10.97		$10.70	$10.00 (1)
Activity from investment operations:
Net investment income (5)	0.04		0.07	0.05
Net realized and unrealized gain from investments	0.34		0.37	0.69
Total from investment operations	0.38		0.44	0.74
Less distributions from:
Net investment income	(0.06)		(0.01)	(0.02)
Net realized gains	(0.07)		(0.16)	(0.02)
Total distributions	(0.13)		(0.17)	(0.04)
Net asset value, end of period	$11.22		$10.97	$10.70
Total return (2)	3.53	% (8)	4.09%	7.36%
Net assets, at end of period (000s)	$117,047		$91,018	$15,527
Ratio of gross expenses to average net assets (3)(4)	1.39	% (7)	1.45%	1.87%
Ratio of net expenses to average net assets (4)	1.35	% (7)	1.35%	1.35%
Ratio of net investment income to average net assets (4)(6)	0.62	% (7)	0.65%	0.43%
Portfolio Turnover Rate	63	% (8)	73%	93%

(1)	The Day Hagan Tactical Dividend Fund Class I shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2016

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty nine series. These financial statements include the following series: Day Hagan Tactical Allocation Fund and Day Hagan Tactical Dividend Fund (each a “Fund” or collectively the “Funds”). The Day Hagan Tactical Allocation Fund is registered as a diversified fund and the Day Hagan Tactical Dividend Fund is registered as a non-diversified fund. The Funds’ investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

Day Hagan Tactical Allocation Fund Class A and Class C commenced operations on October 30, 2009. The Day Hagan Tactical Allocation Fund Class I commenced operations on July 1, 2014. The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

Day Hagan Tactical Dividend Fund commenced operations on July 1, 2014. The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Fund, has the same rights, and is identical in all material respects except that they differ as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange-traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange-traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange-traded fund purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the Funds’ net assets as of December 31, 2016:

Day Hagan Tactical Allocation

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds(b)	$29,076,323	$—	$—	$29,076,323
Put Options Purchased	—	1,076,625	—	1,076,625
Short-Term Investments	3,943,280	—	—	3,943,280
Total	$33,019,603	$1,076,625	$—	$34,096,228

Day Hagan Tactical Dividend Fund

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stocks (b)	$128,338,877	$—	$—	$128,338,877
Short-Term Investments	36,418,727	—	—	36,418,727
Total	$164,757,604	$—	$—	$164,757,604

(a)	As of and during the six months ended December 31, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of any Level during the current period presented. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

(b)	All exchange-traded funds and common stocks held in the Funds are Level 1 securities. For a detailed break-out of exchange-traded funds and common stocks by major index classification, please refer to the Portfolios of Investments.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

b) Accounting for Options - When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Day Hagan Tactical Allocation Fund

Derivatives Not
Accounted for as Hedging	Primary Risk	Location of Derivatives on	Fair Value of Asset/
Instruments under GAAP	Exposure	Statement of Assets and Liabilities	Liability Derivatives
Put options purchased	Equity Risk	Investment securities, at value	$1,076,625
Total			$1,076,625

The notional value of the derivative instruments outstanding as of December 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended December 31, 2016:

Derivative Investment Type	Location of Gain on Derivative
Equity	Net realized gain from investments
Net change in unrealized appreciation on investments

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the year ended December 31, 2016:

Realized gain on derivatives recognized in the Statement of Operations

		Total for the
		Period Ended
Derivative Investment Type	Equity Risk	December 31, 2016
Options purchased	$43,558	$43,558
Total	$43,558	$43,558

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Period Ended
Derivative Investment Type	Equity Risk	December 31, 2016
Options purchased	$(18,506)	$(18,506)
Total	$(18,506)	$(18,506)

Offsetting of Financial Assets and Derivative Liabilities -

The following table presents the Funds' liability derivatives available for offset under a master netting arrangement net of collateral pledged as of December 31, 2016.

Day Hagan Tactical Allocation Fund					Gross Amounts Not Offset in the Statement of Assets & Liabilities

Assets/Liabilities:
Gross Amounts of Recognized Assets/Liabilities
			Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities
Cash Collateral Received
Financial Instruments
Description							Net Amount
Options Purchased	$ 1,076,625	(1)	$ -	$ -	$ 1,076,625	$ -	$ 1,076,625
Total	$ 1,076,625		$ -	$ -	$ 1,076,625	$ -	$ 1,076,625

(1) Purchase and written options at value as presented in the Portfolio of Investments.

c) Federal Income Tax - Each Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2016, each Fund did not have a liability for any unrecognized tax expense. Each Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2016, each Fund did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for all open tax years (years ended June June 30, 2014, June 30, 2015, and June 30, 2016) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ tax returns are presently in progress.

d) Distributions to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Day Hagan Tactical Dividend Fund distributes net investment income quarterly. Distributable net realized gains, if any, are declared and distributed annually.

e) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

f) Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

g) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Indemnification - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i) Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of each Fund. Investments in Class A shares, in each Fund, made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2016, there were no redemption fees paid to the Funds and there were no CDSC fees paid to the Manager.

j) Security Loans – Day Hagan Tactical Allocation Fund and Day Hagan Tactical Dividend Fund (the “Funds”) have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of income earned on invested collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. As of December 31, 2016 the Funds did not have any securities on loan.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2016, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for each Fund were as follows:

Day Hagan Tactical Allocation Fund

Purchases	Sales
$ 32,325,583	$ 35,820,702

Day Hagan Tactical Dividend Fund

Purchases	Sales
$ 134,845,637	$ 67,561,588

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Day Hagan acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the Trust and Day Hagan (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of each Fund in accordance with each Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, each Fund pays to the Manager, as of the last day of each month, an annualized fee equal to

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

1.00% of average net assets, such fees to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2016 management fees of $187,874 and $734,421 were incurred by the Day Hagan Tactical Allocation Fund and Day Hagan Tactical Dividend Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Trust, with respect to the Funds, have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of each Fund’s average daily net assets through October 31, 2017. Each waiver or reimbursement by the Manager is subject to repayment by each Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

For the six months ended December 31, 2016 the Manager waived management fees of $45,074 and $1,131 for Day Hagan Tactical Allocation Fund and Day Hagan Tactical Dividend Fund, respectively. As of June 30, 2016, the Manager may recapture $72,350 no later than June 30, 2017, $61,474 no later than June 30, 2018 and $84,569 no later than June 30, 2019 for Day Hagan Tactical Allocation Fund and $82,722 no later than June 30, 2018 and $65,563 no later than June 30, 2019 for the Day Hagan Tactical Dividend Fund.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2016, $15,986 and $85,152 in fees were incurred under the Management Service Agreement for Day Hagan Tactical Allocation Fund and Day Hagan Tactical Dividend Fund, respectively. As of December 31, 2016 $3,569 and $41,778 were payable by the Day Hagan Tactical Allocation Fund and Day Hagan Tactical Dividend Fund, respectively.

The Independent Trustees are paid a quarterly retainer of $500 per fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

Effective April 2015, Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for Class A and Class C shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the six months ended December 31, 2016, the Distributor received $1,904 and $29,585 in underwriter commissions from the sale of shares of the Day Hagan Tactical Allocation Fund and Day Hagan Tactical Dividend Fund, respectively.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2016 and June 30, 2015 was as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Allocation Fund	$79,434	$445,304	$—	$524,738
Tactical Dividend Fund	708,035	—	—	708,035

For the year ended June 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Allocation Fund	$2,256,328	$511,065	$—	$2,767,393
Tactical Dividend Fund	42,812	—	—	42,812

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss		Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Unrealized	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	Appreciation	Earnings
Tactical Allocation Fund	$—	$—	$(444,958)	$—	$(1,388,778)	$902,164	$(931,572)
Tactical Dividend Fund	249,181	612,551	—	—	—	2,341,227	3,202,959

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Tactical Allocation Fund incurred and elected to defer such late year losses of $72,435.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Tactical Allocation Fund incurred and elected to defer such capital losses of $1,316,343.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

At June 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Tactical Allocation Fund	$444,958	—	$444,958
Tactical Dividend Fund	—	—	—

Permanent book and tax differences, primarily attributable to the tax treatment of Short-term capital gains and foreign currency gains, and the reclassification of Fund distributions, resulted in reclassification for the year ended June 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Tactical Allocation Fund	$(589)	$—	$589
Tactical Dividend Fund	$—	(379)	379

(5)	UNDERLYING FUND RISK

Each underlying fund, including each ETF (already deferred) is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(6)	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

(7)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Day Hagan Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2016

As a shareholder of the Day Hagan Tactical Allocation Fund and Day Hagan Tactical Dividend Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2016 through December 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Day Hagan Tactical Allocation Fund and the Day Hagan Tactical Dividend Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Day Hagan Tactical Allocation Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/16	12/31/16	7/1/16 – 12/31/16	7/1/16 – 12/31/16
Class A	$1,000.00	$1,048.10	$8.24	1.60%
Class C	1,000.00	1,043.70	12.07	2.35
Class I	1,000.00	1,048.80	6.95	1.35

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/16	12/31/16	7/1/16 – 12/31/16	7/1/16 – 12/31/16
Class A	$1,000.00	$1,016.91	$8.11	1.60%
Class C	1,000.00	1,013.18	11.89	2.35
Class I	1,000.00	1,018.15	6.85	1.35

Day Hagan Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
December 31, 2016

Day Hagan Tactical Dividend Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/16	12/31/16	7/1/16 – 12/31/16	7/1/16 – 12/31/16
Class A	$1,000.00	$1,032.80	$8.18	1.60%
Class C	1,000.00	1,029.60	11.99	2.35
Class I	1,000.00	1,035.30	6.91	1.35

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/16	12/31/16	7/1/16 – 12/31/16	7/1/16 – 12/31/16
Class A	$1,000.00	$1,017.09	$8.11	1.60%
Class C	1,000.00	1,013.32	11.89	2.35
Class I	1,000.00	1,018.35	6.85	1.35

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Day Hagan Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2016

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that each Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
Donald L. Hagan, LLC
also known as
Day Hagan Asset Management
1000 South Tamiami Trail
Sarasota, FL 34236

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: 03/07/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: 03/07/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Principal Financial Officer/Treasurer
Date: 03/07/2017